Cover	Dec. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity File Number	001-39944
Entity Registrant Name	Climate Real Impact Solutions II Acquisition Corporation
Entity Central Index Key	0001835713
Entity Tax Identification Number	85-4141622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Carnegie Center
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(212)
Local Phone Number	847-0360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Series A common stock, $0.0001 par value, and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Series A common stock, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	CLIM.U
Security Exchange Name	NYSE
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	CLIM
Security Exchange Name	NYSE